T. ROWE PRICE Retirement 2015 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 49 .5%
T. Rowe Price Funds:
New Income Fund  848,302 74,102 95,985 85,113,878 790,708
Limited Duration Inflation
Focused Bond Fund  773,723 62,075 105,671 134,980,743 711,348
International Bond Fund (USD
Hedged)  290,727 25,540 32,826 27,915,993 269,948
Dynamic Global Bond Fund  210,147 22,477 23,480 20,697,438 199,109
Emerging Markets Bond Fund  216,038 11,589 26,427 17,883,729 175,439
High Yield Fund  196,903 9,251 31,659 26,085,344 166,164
Floating Rate Fund  106,288 21,161 12,367 12,037,071 113,871
U.S. Treasury Long-Term Index
Fund  85,662 34,820 14,263 9,726,856 107,287
Total Bond Mutual Funds (Cost $ 2,563,109 ) 2,533,874
EQUITY MUTUAL FUNDS 47 .7%
T. Rowe Price Funds:
Value Fund  444,360 86,510 48,220 9,609,772 432,728
Equity Index 500 Fund  672,810 14,332 89,523 3,535,056 407,344
Growth Stock Fund (2) 390,982 48,300 39,839 3,699,266 332,786
International Value Equity Fund  248,914 7,738 25,934 13,715,030 207,508
Overseas Stock Fund  246,420 5,794 27,623 15,737,754 197,509
International Stock Fund  226,293 15,492 24,942 9,005,343 166,689
Mid-Cap Value Fund  135,451 10,126 21,136 3,137,723 106,494
Mid-Cap Growth Fund (2) 112,939 13,743 8,701 923,421 95,325
Real Assets Fund  81,762 2,198 7,273 5,087,005 76,051
Emerging Markets Stock Fund  117,729 8,220 16,922 1,762,442 74,322
Emerging Markets Discovery
Stock Fund  44,843 44,612 4,498 5,262,286 74,198
Small-Cap Value Fund  84,807 5,772 8,639 1,239,873 71,479
Small-Cap Stock Fund  83,860 7,062 7,576 1,117,700 69,957
New Horizons Fund (2) 61,850 9,373 6,359 736,932 47,024
U.S. Large-Cap Core Fund  28,297 26,673 5,931 1,356,344 44,624
U.S. Equity Research Fund  – 40,196 219 920,932 38,347
Total Equity Mutual Funds (Cost $ 1,549,688 ) 2,442,385
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  596 166,020 166,113 5,014 499
Total Other Mutual Funds (Cost $ 503 ) 499

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 98,414 360,567 316,964 142,016,825 142,017
Total Short-Term Investments (Cost $ 142,017 ) 142,017
Total Investments in Securities 100.0%
(Cost $4,255,317) $ 5,118,775
Other Assets Less Liabilities (0.0)% (920)
Net Assets 100.0% $ 5,117,855
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 222 Russell 2000 E-Mini Index contracts 3/22 (22,694) $ 1,753
Long, 184 S&P 500 E-Mini Index contracts 3/22 40,186 (3)
Net payments (receipts) of variation margin to date (1,921)
Variation margin receivable (payable) on open futures contracts $ (171)

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,297 $ (10,035) $ 4,626
Emerging Markets Bond Fund  (1,842) (25,761) 7,974
Emerging Markets Discovery Stock Fund  1,596 (10,759) 1,354
Emerging Markets Stock Fund  13,190 (34,705) 1,790
Equity Index 500 Fund  223,799 (190,275) 6,040
Floating Rate Fund  (94) (1,211) 3,683
Growth Stock Fund  51,182 (66,657) —
High Yield Fund  627 (8,331) 8,195
International Bond Fund (USD Hedged)  3,427 (13,493) 4,481
International Stock Fund  25,005 (50,154) 3,074
International Value Equity Fund  7,200 (23,210) 6,996
Limited Duration Inflation Focused Bond Fund  9,325 (18,779) 29,802
Mid-Cap Growth Fund  18,933 (22,656) —
Mid-Cap Value Fund  19,093 (17,947) 1,745
New Horizons Fund  12,595 (17,840) —
New Income Fund  8,843 (35,711) 12,085
Overseas Stock Fund  11,432 (27,082) 5,359
Real Assets Fund  1,555 (636) 2,046
Small-Cap Stock Fund  9,759 (13,389) 321
Small-Cap Value Fund  10,095 (10,461) 771
Transition Fund  205 (4) —
U.S. Equity Research Fund  426 (1,630) 147
U.S. Large-Cap Core Fund  3,639 (4,415) 387
U.S. Treasury Long-Term Index Fund  (2,669) 1,068 1,438
Value Fund  53,722 (49,922) 5,950
U.S. Treasury Money Fund, 0.14% — — 91
Totals $ 483,340 # $ (653,995) $ 108,355 +
# Capital gain distributions from mutual funds represented $162,899 of the net realized gain
(loss).
+ Investment income comprised $108,355 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2015 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F156-054Q3 02/22